Note 20 - Deferred Income Tax	12 Months Ended
Dec. 31, 2017
Statement Line Items [Line Items]
Disclosure of deferred taxes [text block]
20	Deferred income tax

Deferred income taxes are calculated in full on temporary differences under the liability method using the tax rate of each country.

The evolution of deferred tax assets and liabilities during the year are as follows:

Deferred tax liabilities

	Fixed assets	Inventories	Intangible and Other (*)	Total
At the beginning of the year	263,056	36,891	514,713	814,660
Translation differences	2,243	(2)	21	2,262
Charged directly to other comprehensive income	-	-	(583)	(583)
Income statement credit (charge)	207,605	(1,955)	(186,544)	19,106
At December 31, 2017	472,904	34,934	327,607	835,445

	Fixed assets	Inventories	Intangible and Other (*)	Total
At the beginning of the year	299,139	42,516	549,557	891,212
Translation differences	(540)	-	44	(496)
Charged directly to other comprehensive income	-	-	(40)	(40)
Transfer to assets held for sale	(5,724)	-	-	(5,724)
Income statement charge	(29,819)	(5,625)	(34,848)	(70,292)
At December 31, 2016	263,056	36,891	514,713	814,660

(*) Includes the effect of currency translation on tax base (see Note
8
).

Deferred tax assets
	Provisions and allowances	Inventories	Tax losses (*)	Other	Total
At the beginning of the year	(33,276)	(94,176)	(199,326)	(81,838)	(408,616)
Translation differences	(223)	(972)	322	(606)	(1,479)
Charged directly to other comprehensive income	-	-	-	(778)	(778)
Income statement charge / (credit)	7,024	5,593	(155,940)	23,189	(120,134)
At December 31, 2017	(26,475)	(89,555)	(354,944)	(60,033)	(531,007)

(*) As of
December 31, 2017,
the net unrecognized deferred tax assets amount to
$98.8
million.

	Provisions and allowances	Inventories	Tax losses	Other	Total
At the beginning of the year	(32,425)	(107,378)	(99,394)	(102,396)	(341,593)
Translation differences	(3,123)	(1,347)	(2,741)	14	(7,197)
Transfer to assets held for sale	-	275	-	753	1,028
Charged directly to other comprehensive income	-	-	-	1,823	1,823
Income statement charge / (credit)	2,272	14,274	(97,191)	17,968	(62,677)
At December 31, 2016	(33,276)	(94,176)	(199,326)	(81,838)	(408,616)

The recovery analysis of deferred tax assets and deferred tax liabilities is as follows:

	Year ended December 31,
	2017	2016
Deferred tax assets to be recovered after 12 months	(405,416)	(226,431)
Deferred tax liabilities to be recovered after 12 months	808,108	761,039

Deferred income tax assets and liabilities are offset when (
1
) there is a legally enforceable right to set-off current tax assets against current tax liabilities and (
2
) when the deferred income taxes relate to the same fiscal authority on either the same taxable entity or different taxable entities where there is an intention to settle the balances on a net basis. The following amounts, determined after appropriate set-off, are shown in the Consolidated Statement of Financial Position:

	Year ended December 31,
	2017	2016
Deferred tax assets	(153,532)	(144,613)
Deferred tax liabilities	457,970	550,657
	304,438	406,044

The movement in the net deferred income tax liability account is as follows:

	Year ended December 31,
	2017	2016

At the beginning of the year	406,044	549,619
Translation differences	783	(7,693)
Charged directly to Other Comprehensive Income	(1,361)	1,783
Income statement credit	(101,028)	(132,969)
Transfer to assets held for sale	-	(4,696)
At the end of the year	304,438	406,044